GOODWILL AND OTHER INTANGIBLES - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expense	$ 26	$ 28